TAX - Non-current tax liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current tax liability related to held over gains
Non-current tax liability related to held over gains	$ 45,176	$ 45,176	$ 44,923